Income taxes (Table)	6 Months Ended
Jun. 30, 2019
Income taxes [abstract]
Significant components of income tax expense [Table Text Block]
Quarters				First half		Full year
Q2 2019	Q1 2019	Q2 2018	(in USD million)	2019	2018	2018

3,520	4,881	3,518	Income before tax	8,401	8,059	18,874
(2,045)	(3,168)	(2,298)	Income tax expense	(5,213)	(5,553)	(11,335)
58.1%	64.9%	65.3%	Effective tax rate	62.1%	68.9%	60.1%